DERIVATIVES, Dedesignated Derivatives (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Instrument Contract	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value		$ (27,943)	$ (8,558)
Reclassification from other comprehensive loss into earnings, net of deferred tax	[1],[2]	(2,829)	(3,717)	$ (1,239)
Gain on derivatives		(2,720)	2,382	192
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair value		$ (27,900)	(8,600)
Number of contracts matured | Contract		1
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument		3
Contract notional amount		$ 12,259
Credit risk adjusted fair value		$ (452)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument		3
Maturity date		Jun. 15, 2023
Contract notional amount		$ 12,259
Credit risk adjusted fair value		(434)
Accrued interest		(18)
Loss recognized in accumulated comprehensive loss, net of tax, to be amortized		(400)	(500)	(4,300)
Interest expense		$ 500	4,100	$ 1,400
Number of contracts terminated | Contract		16
Reclassification from other comprehensive loss into earnings, net of deferred tax		$ 2,400
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rate		2.66%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rate		2.68%
Dedesignated Derivatives [Member] | Interest Rate Lock Derivative Contracts [Member]
Derivatives [Abstract]
Gain on derivatives			$ 1,800

[1]	See Note 11 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax expense was $0.4 million, $0.3 million and $0.2 million for the years ended December 31, 2019, 2018 and 2017, respectively.